FINANCIAL INSTRUMENTS - Sensitivity Analysis of Foreign Currencies Against U.S. Dollar and Impact on Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets and liabilities [Line Items]
Increase (decrease) to finance cost-other expense (income), net	$ (6,436)	$ (717)
Currency risk | Canadian dollar
Disclosure of financial assets and liabilities [Line Items]
Increase (decrease) to finance cost-other expense (income), net	(3,786)	482
Currency risk | Euro
Disclosure of financial assets and liabilities [Line Items]
Increase (decrease) to finance cost-other expense (income), net	(125)	(110)
Currency risk | Indian Rupee
Disclosure of financial assets and liabilities [Line Items]
Increase (decrease) to finance cost-other expense (income), net	$ (2,525)	$ (1,089)